ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Research and development	$ 891	$ 741
Legal and consulting	287	525
License royalties	272	147
Payroll and Reimbursement	382	56
Other	74	95
Total	$ 1,906	$ 1,564